Notes to the interim condensed consolidated statement of financial position - Other non-current assets (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Other Non Current Assets
Advance payments - non-current	€ 1,047	€ 1,047
Other non-current assets	1,047	1,047
Contract CRO with Pharmaceutical Research Associates B.V.
Other Non Current Assets
Advance payments - non-current	€ 1,000	€ 1,000